Revenue from Contracts with Customers: Future lease income (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Future lease income:
Lease payments receivable	$ 26,388,870	$ 28,916,592	$ 22,085,023
2018
Future lease income:
Lease payments receivable			3,986,487
2019
Future lease income:
Lease payments receivable		3,535,065	2,584,950
2020
Future lease income:
Lease payments receivable	3,427,985	3,257,229	2,358,698
2021
Future lease income:
Lease payments receivable	3,091,690	2,880,142	2,054,600
2022
Future lease income:
Lease payments receivable	2,995,000	2,861,442	4,159,744
2023 - 2029
Future lease income:
Lease payments receivable	$ 16,874,195	$ 16,382,714	$ 6,940,544